Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Summary of Compensation to Directors and Executive Officers
i)
Transactions with key management personnel

Compensation to Directors and executive officers of the Group comprised the following:

	2023	2022	2021
(in $ millions)	$	$	$
Short-term employee benefits	7	7	4
Post-employment benefits	*	*	*
Share-based payment	103	160	172

* Amount less than $1 million